Capital Management - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Debentures Issued Two Thousand and Nineteen [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Notes and debentures issued	$ 1,500
Bottom of range [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Potential percentage of free cash flow targeted to be paid out	40.00%
Top of range [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Potential percentage of free cash flow targeted to be paid out	60.00%
Common shares, debt and other securities authorized for issuance	$ 11,000